Product Sales Product Sales (Tables)	12 Months Ended
Aug. 29, 2013
Segment Reconciliation [Abstract]
Schedule of Entity-Wide Information, Revenue from External Customers by Products and Services [Text Block]

For the year ended	2013	2012	2011
DRAM	$4,361	$3,178	$3,620
NAND Flash	3,589	3,627	3,193
NOR Flash	792	977	1,547
Other	331	452	428
	$9,073	$8,234	$8,788